Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - SO Plan (Details) € / shares in Units, € in Thousands	1 Months Ended
	Nov. 30, 2020 EUR (€) employee shares € / shares	Jul. 31, 2020 EUR (€) employee shares € / shares	Feb. 29, 2020 EUR (€) employee shares € / shares	Oct. 31, 2019 EUR (€) shares employee € / shares	Jul. 31, 2019 EUR (€) employee shares € / shares	Apr. 30, 2019 EUR (€) employee shares € / shares	Jan. 31, 2019 EUR (€) employee shares € / shares	Sep. 30, 2018 EUR (€) employee shares € / shares	Jan. 31, 2018 EUR (€) employee shares € / shares
SO2017
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares									97,203
Exercise price (in euro per share) | € / shares									€ 18.00
Price of underlying share (euro per share) | € / shares									€ 18.00
Expected dividends									0.00%
Volatility									43.94%
Fair value (in thousands of euros) | €									€ 731
SO2017 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee									6
SO2017 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee									6
SO2018
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares						76,905	38,025	24,000
Exercise price (in euro per share) | € / shares						€ 7.20	€ 6.38	€ 9.26
Price of underlying share (euro per share) | € / shares						€ 7.20	€ 6.38	€ 8.75
Expected dividends						0.00%	0.00%	0.00%
Volatility						41.65%	41.88%	41.59%
Fair value (in thousands of euros) | €						€ 217	€ 97	€ 80
SO2018 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee						6	6.5	6
SO2018 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee						6.5	6.5	6.5
SO2019
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares			41,950	347,250	59,123
Exercise price (in euro per share) | € / shares			€ 5.87	€ 4.25	€ 5.78
Price of underlying share (euro per share) | € / shares			€ 5.51	€ 3.78	€ 5.81
Expected dividends			0.00%	0.00%	0.00%
Volatility			41.35%	40.69%	41.00%
Fair value (in thousands of euros) | €			€ 84	€ 447	€ 131
SO2019 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee			6	6	6
SO2019 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee			6.5	6.5	6.5
SO2020
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares	75,000	374,000
Exercise price (in euro per share) | € / shares	€ 6.14	€ 6.88
Price of underlying share (euro per share) | € / shares	€ 6.37	€ 6.56
Expected dividends	0.00%	0.00%
Volatility	44.32%	43.41%
Fair value (in thousands of euros) | €	€ 199	€ 951
SO2020 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee	6	6
SO2020 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | employee	6.5	6.5